GOODWILL (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Changes in goodwill
Goodwill at beginning of period		¥ 247,203	¥ 239,564
Goodwill acquired		201,381	7,639
Goodwill at end of period	$ 68,946	448,584	247,203	¥ 239,564
Impairment losses		0	0
Express delivery
Changes in goodwill
Goodwill at beginning of period		241,623	233,984
Goodwill acquired			7,639
Goodwill at end of period	37,137	241,623	241,623	233,984
Freight delivery
Changes in goodwill
Goodwill at beginning of period		5,580	5,580
Goodwill at end of period	858	5,580	¥ 5,580	5,580
Store
Changes in goodwill
Goodwill acquired		181,176
Goodwill at end of period	27,846	181,176
Others
Changes in goodwill
Goodwill acquired		20,205
Goodwill at end of period	$ 3,105	¥ 20,205
General and administrative expenses
Changes in goodwill
Impairment losses				¥ 27,925